                               Table of Contents


                     Statements of Assets and Liabilities
                                    PAGE 1

                           Statements of Operations
                                    PAGE 2

                      Statements of Changes in Net Assets
                                    PAGE 3

                      Schedules of Portfolio Investments
                                    PAGE 5

                         Notes to Financial Statements
                                    PAGE 14

                             Financial Highlights
                                    PAGE 18

WILLAMETTE FAMILY OF FUNDS

                     Statements of Assets and Liabilities
                              September 30, 2002
                                  (Unaudited)

                                                                                                         Willamette
                                                                              Willamette                   Global
                                                                 Willamette   Small Cap    Willamette      Health
                                                                   Value        Growth     Technology     Sciences
                                                                    Fund         Fund         Fund          Fund
                                                                -----------  -----------  ------------  -----------
                            ASSETS:
Investments, at value (cost $12,274,051; $23,804,219;
 $12,989,885; and $18,551,980, respectively)................... $ 8,850,557  $20,458,327  $  7,867,984  $14,870,758
Receivable for investments sold................................          --       89,364        34,749           --
Interest and dividends receivable..............................      16,247        2,068         2,156        1,533
Receivable for capital shares sold.............................       3,533       11,933           141          450
Unamortized organizational costs...............................       4,262           --            --           --
Prepaid expenses and other assets..............................      12,070       19,406        15,290       12,624
                                                                -----------  -----------  ------------  -----------
       Total assets............................................   8,886,669   20,581,098     7,920,320   14,885,365
                                                                -----------  -----------  ------------  -----------
                         LIABILITIES:
Payable to custodian...........................................       4,595       42,847            --           --
Payable for capital shares redeemed............................      32,857       90,103        62,440       49,085
Payable for investments purchased..............................          --       51,191            --           --
Accrued expenses and other payables:
    Investment advisory fees...................................       7,916       17,490         5,095       12,326
    Administration fees........................................         198          453           176          325
    Distribution and shareholder service fees..................       3,958        8,745         3,640        6,163
    Other......................................................       9,933       13,752        12,725       15,479
                                                                -----------  -----------  ------------  -----------
       Total liabilities.......................................      59,457      224,581        84,076       83,378
                                                                -----------  -----------  ------------  -----------
       Net assets.............................................. $ 8,827,212  $20,356,517  $  7,836,244  $14,801,987
                                                                ===========  ===========  ============  ===========
                          NET ASSETS:
Capital........................................................ $13,672,628  $26,981,507  $ 56,126,700  $21,930,148
Net investment loss............................................     (30,871)    (330,399)     (220,404)    (267,179)
Accumulated net realized losses on investments and foreign
 currency transactions.........................................  (1,391,051)  (2,948,699)  (42,948,151)  (3,179,834)
Unrealized depreciation on investments and foreign currency
 transactions..................................................  (3,423,494)  (3,345,892)   (5,121,901)  (3,681,148)
                                                                -----------  -----------  ------------  -----------
       Net assets.............................................. $ 8,827,212  $20,356,517  $  7,836,244  $14,801,987
                                                                ===========  ===========  ============  ===========
Outstanding units of beneficial interest (shares)..............   1,337,485    2,269,564     1,911,715    2,116,401
                                                                ===========  ===========  ============  ===========
Net asset value--redemption price per share.................... $      6.60  $      8.97  $       4.10  $      6.99
                                                                ===========  ===========  ============  ===========
Maximum Sales Charge...........................................        5.75%        5.75%         5.75%        5.75%
                                                                ===========  ===========  ============  ===========
Maximum Offering Price per share (100%/(100%--maximum
 sales charge) of net asset value adjusted to the nearest cent) $      7.00  $      9.52  $       4.35  $      7.42
                                                                ===========  ===========  ============  ===========

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                           Statements of Operations
                      Six Months Ended September 30, 2002
                                  (Unaudited)

                                                                                                Willamette
                                                                      Willamette                  Global
                                                         Willamette   Small Cap    Willamette     Health
                                                           Value        Growth     Technology    Sciences
                                                            Fund         Fund         Fund         Fund
                                                        -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest income........................................ $     2,345  $        --  $     3,103  $     3,508
Dividend income (Net of foreign withholding tax of
  $0; $0; $73; and $0, respectively)...................     164,504       50,696        5,638       18,657
                                                        -----------  -----------  -----------  -----------
   Total Income........................................     166,849       50,696        8,741       22,165
                                                        -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees...............................      58,171      155,066       71,137      105,138
Administration fees....................................      11,634       25,845       11,856       17,523
Distribution and shareholder service fees..............      29,085       64,611       29,640       43,807
Fund accounting fees...................................      17,715       19,188       18,621       18,120
Custodian fees.........................................         586        1,302          609          954
Legal fees.............................................       9,061       21,005       10,154       14,649
Organization expense...................................       3,305           --           --           --
Transfer agent fees....................................      44,507       78,961       92,340       76,734
Trustee fees...........................................       3,883        8,807        4,147        6,098
Other..................................................      19,773       32,155       20,259       23,844
                                                        -----------  -----------  -----------  -----------
   Total expenses before fee reductions................     197,720      406,940      258,785      306,867
Fees reduced by the investment adviser and its
  affiliates...........................................          --      (25,845)     (29,640)     (17,523)
                                                        -----------  -----------  -----------  -----------
   Net expenses........................................     197,720      381,095      229,145      289,344
                                                        -----------  -----------  -----------  -----------
Net investment loss....................................     (30,871)    (330,399)    (220,404)    (267,179)
                                                        -----------  -----------  -----------  -----------
REALIZED/UNREALIZED LOSSES ON
  INVESTMENTS:
Net realized losses on investments and foreign
  currency transactions................................    (142,025)  (1,118,469)  (1,728,913)  (2,755,878)
Change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities
  in foreign currencies................................  (3,576,673)  (7,107,314)  (5,854,990)  (2,184,698)
                                                        -----------  -----------  -----------  -----------
Net realized/unrealized losses on investments and
  foreign currency transactions........................  (3,718,698)  (8,225,783)  (7,583,903)  (4,940,576)
                                                        -----------  -----------  -----------  -----------
Change in net assets resulting from operations......... $(3,749,569) $(8,556,182) $(7,804,307)  (5,207,755)
                                                        ===========  ===========  ===========  ===========

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                                                      Willamette
                                                     Willamette Value Fund      Small Cap Growth Fund
                                                   -------------------------  -------------------------
                                                    Six Months      Year       Six Months      Year
                                                       Ended        Ended         Ended        Ended
                                                   September 30,  March 31,   September 30,  March 31,
                                                       2002         2002          2002         2002
                                                   ------------- -----------  ------------- -----------
                                                    (Unaudited)                (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss..............................  $   (30,871) $   (85,872) $   (330,399) $  (658,271)
 Net realized losses on investment transactions...     (142,025)     (92,622)   (1,118,469)  (1,806,945)
 Change in unrealized appreciation/depreciation on
   investments....................................   (3,576,673)     355,958    (7,107,314)   3,425,231
                                                    -----------  -----------  ------------  -----------
Change in net assets resulting from operations....   (3,749,569)     177,464    (8,556,182)     960,015
                                                    -----------  -----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net realized gains on investment
   transactions...................................           --           --            --   (2,036,303)
                                                    -----------  -----------  ------------  -----------
Change in net assets from shareholder
  distributions...................................           --           --            --   (2,036,303)
                                                    -----------  -----------  ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......................    2,535,715    1,486,728     1,418,830    5,892,863
 Dividends reinvested.............................           --           --            --    2,026,574
 Cost of shares redeemed..........................   (1,784,587)  (2,717,645)   (4,034,176)  (5,326,283)
                                                    -----------  -----------  ------------  -----------
Change in net assets from capital transactions....      751,128   (1,230,917)   (2,615,346)   2,593,154
                                                    -----------  -----------  ------------  -----------
 Change in net assets.............................   (2,998,441)  (1,053,453)  (11,171,528)   1,516,866
NET ASSETS:
 Beginning of period..............................   11,825,653   12,879,106    31,528,045   30,011,179
                                                    -----------  -----------  ------------  -----------
 End of period....................................  $ 8,827,212  $11,825,653  $ 20,356,517  $31,528,045
                                                    ===========  ===========  ============  ===========
SHARE TRANSACTIONS:
 Issued...........................................      282,326      161,508       128,372      437,123
 Reinvested.......................................           --           --            --      170,731
 Redeemed.........................................     (219,608)    (299,512)     (372,984)    (415,155)
                                                    -----------  -----------  ------------  -----------
Change in shares..................................       62,718     (138,004)     (244,612)     192,699
                                                    ===========  ===========  ============  ===========

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                           Willamette                  Willamette
                                                         Technology Fund       Global Health Sciences Fund
                                                   --------------------------  -------------------------
                                                    Six Months       Year       Six Months       Year
                                                       Ended         Ended         Ended         Ended
                                                   September 30,   March 31,   September 30,   March 31,
                                                       2002         2002(a)        2002          2002
                                                   ------------- ------------  -------------  -----------
                                                    (Unaudited)                 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss..............................  $  (220,404) $   (454,672)  $  (267,179)  $  (580,806)
 Net realized losses on investments and foreign
   currency transactions..........................   (1,728,913)  (15,145,148)   (2,755,878)     (420,471)
 Change in unrealized appreciation/depreciation on
   investments and translation of assets and
   liabilities in foreign currencies..............   (5,854,990)   12,711,238    (2,184,698)    2,634,214
                                                    -----------  ------------   -----------   -----------
Change in net assets resulting from operations....   (7,804,307)   (2,888,582)   (5,207,755)    1,632,937
                                                    -----------  ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net realized gains on investments and
   foreign currency transactions..................           --            --            --      (315,687)
                                                    -----------  ------------   -----------   -----------
Change in net assets from shareholder
  distributions...................................           --            --            --      (315,687)
                                                    -----------  ------------   -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......................      391,656     8,800,761       563,330     3,740,862
 Dividends reinvested.............................           --            --            --       314,441
 Cost of shares redeemed..........................   (1,513,804)   (1,820,833)   (2,808,222)   (3,830,105)
                                                    -----------  ------------   -----------   -----------
Change in net assets from capital transactions....   (1,122,148)    6,979,928    (2,244,892)      225,198
                                                    -----------  ------------   -----------   -----------
 Change in net assets.............................   (8,926,455)    4,091,346    (7,452,647)    1,542,448
NET ASSETS:
 Beginning of period..............................   16,762,699    12,671,353    22,254,634    20,712,186
                                                    -----------  ------------   -----------   -----------
 End of period....................................  $ 7,836,244  $ 16,762,699   $14,801,987   $22,254,634
                                                    ===========  ============   ===========   ===========
SHARE TRANSACTIONS:
 Issued...........................................       68,095     1,061,811        72,276       386,902
 Reinvested.......................................           --            --            --        31,319
 Redeemed.........................................     (251,850)     (206,362)     (354,566)     (398,394)
                                                    -----------  ------------   -----------   -----------
Change in shares..................................     (183,755)      855,449      (282,290)       19,827
                                                    ===========  ============   ===========   ===========

--------
(a) Share transactions have been adjusted to reflect the effect of 1 for 5 reverse share split that occurred on April 13, 2001.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
VALUE FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)



                                 Security                  Market
            Shares              Description                Value
            ------ -------------------------------------   ------
            Common Stocks (99.1%):
            Aerospace & Military Technology (2.9%):
             4,000 Honeywell International, Inc......... $   86,640
             3,000 United Technologies Corp.............    169,470
                                                         ----------
                                                            256,110
                                                         ----------
            Automotive (5.7%):
             5,000 Ford Motor Co........................     49,000
            11,699 General Motors Corp..................    455,091
                                                         ----------
                                                            504,091
                                                         ----------
            Banking & Financial Services (11.1%):
             5,000 Citigroup, Inc.......................    148,250
             6,000 FleetBoston Financial Corp...........    121,980
            15,639 J.P. Morgan Chase & Co...............    296,984
             4,500 KeyCorp..............................    112,365
             5,000 National City Corp...................    142,650
             3,750 PNC Financial Services Group, Inc....    158,138
                                                         ----------
                                                            980,367
                                                         ----------
            Building Materials (0.8%):
             2,250 Florida Rock Industries, Inc.........     68,760
                                                         ----------
            Chemicals (5.5%):
            13,419 Du Pont (E.I.) de Nemours & Co.......    484,023
                                                         ----------
            Computer Software, Peripherals & Internet (2.7%):
             1,800 International Business Machines Corp.    105,102
             3,000 Microsoft Corp. (b)..................    131,220
                                                         ----------
                                                            236,322
                                                         ----------
            Diversified Electronics (2.0%):
             2,500 Agilent Technologies, Inc. (b).......     32,650
             2,250 Eaton Corp...........................    143,415
                                                         ----------
                                                            176,065
                                                         ----------
            Diversified Operations (2.6%):
             3,750 Dover Corp...........................     95,175
             5,500 General Electric Co..................    135,575
                                                         ----------
                                                            230,750
                                                         ----------
            Drugs & Pharmaceuticals (8.9%):
             5,000 Bristol-Myers Squibb Co..............    119,000
             3,000 Johnson & Johnson....................    162,240
             9,327 Merck & Co., Inc.....................    426,337
             2,500 Wyeth................................     79,500
                                                         ----------
                                                            787,077
                                                         ----------

                                 Security                  Market
             Shares             Description                Value
             ------ ------------------------------------   ------
             Common Stocks, continued:
             Energy (1.9%):
              4,250 Fording, Inc........................ $   62,900
              2,000 FPL Group, Inc......................    107,600
                                                         ----------
                                                            170,500
                                                         ----------
             Insurance (3.9%):
              6,000 AFLAC, Inc..........................    184,139
              4,250 Allstate Corp.......................    151,088
                216 Travelers Property Casualty Corp.--
                     Class A (b)........................      2,851
                443 Travelers Property Casualty Corp.--
                     Class B (b)........................      5,994
                                                         ----------
                                                            344,072
                                                         ----------
             Machinery & Equipment (4.6%):
             10,813 Caterpillar, Inc....................    402,460
                                                         ----------
             Oil--Integrated Companies (13.2%):
              1,000 ChevronTexaco Corp..................     69,250
              3,500 ConocoPhillips......................    161,840
             14,505 Exxon Mobil Corp....................    462,710
             10,000 Grant Prideco, Inc. (b).............     85,400
              2,000 Royal Dutch Petroleum Co.--NY Shares     80,340
              4,000 Shell Transport & Trading Co.
                     PLC--ADR...........................    142,880
              4,250 Weatherford International, Inc. (b).    157,845
                                                         ----------
                                                          1,160,265
                                                         ----------
             Paper Products (6.8%):
             14,196 International Paper Co..............    474,004
              6,000 Sonoco Products Co..................    127,860
                                                         ----------
                                                            601,864
                                                         ----------
             Photo Equipment & Supplies (5.9%):
             19,172 Eastman Kodak Co....................    522,245
                                                         ----------
             Retail (1.5%):
              4,000 Costco Wholesale Corp. (b)..........    129,480
                                                         ----------
             Semiconductors (2.0%):
              5,400 Intel Corp..........................     75,006
              7,000 Texas Instruments, Inc..............    103,390
                                                         ----------
                                                            178,396
                                                         ----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
VALUE FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


                                 Security              Market
                Shares          Description            Value
                ------ -----------------------------   ------
                Common Stocks, continued:
                Telecommunications (6.1%):
                 9,000 Nokia Corp.--ADR............. $  119,250
                14,157 SBC Communications, Inc......    284,556
                 5,000 Verizon Communications, Inc..    137,200
                                                     ----------
                                                        541,006
                                                     ----------
                Tobacco (5.5%):
                12,462 Philip Morris Companies, Inc.    483,526
                                                     ----------
                Transportation (5.5%):
                 5,500 Canadia Pacific Railway Co...    100,375
                 8,000 CP Ships Ltd.................     91,600
                 4,500 CSX Corp.....................    118,710
                10,000 GulfMark Offshore, Inc. (b)..    173,000
                                                     ----------
                                                        483,685
                                                     ----------
                   Total Common Stocks
                    (Cost $12,148,522)...........     8,741,064
                                                     ----------

                                            Security                 Market
                  Shares                   Description               Value
                     ------            ------------------------      ------
                  Index-Linked Trusts (0.8%):
                     950             DIAMONDS Trust, Series I..... $   72,238
                                                                   ----------
                     Total Index-Linked Trusts
                      (Cost $88,274)...........................        72,238
                                                                   ----------
                  Short-Term Investments (0.4%):
                  Cash Sweep Account (0.4%):
                  37,255             UBOC Sweep Account...........     37,255
                                                                   ----------
                     Total Short-Term Investments
                      (Cost $37,255)...........................        37,255
                                                                   ----------
                     Total Investments (Cost $12,274,051)
                      (a)--100.3%..............................     8,850,557
                     Liabilities in excess of other assets--(0.3)%    (23,345)
                                                                   ----------
                     Net Assets--100.0%........................    $8,827,212
                                                                   ==========

--------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   214,115
                    Unrealized depreciation....  (3,637,649)
                                                -----------
                    Net unrealized depreciation $(3,423,494)
                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)



                                    Security                     Market
            Shares                 Description                   Value
             ------     ------------------------------------     ------
            Common Stocks (100.5%):
            Airlines (0.0%):
                55     JetBlue Airways Corp. (b)............. $      2,218
                                                              ------------
            Banking & Financial Services (16.1%):
            25,100     Banknorth Group, Inc..................      596,124
            11,900     Commerce Bancorp, Inc.................      493,969
             3,600     Doral Financial Corp..................       86,904
             7,400     First Sentinel Bancorp, Inc...........      100,122
             7,000     Greater Bay Bancorp...................      127,330
             4,200     Hudson United Bancorp.................      111,720
             4,505     Legg Mason, Inc.......................      191,733
            14,610     New York Community Bancorp, Inc.......      411,564
             2,570     Southern Financial Bancorp, Inc.......       74,453
            14,600     UCBH Holdings, Inc....................      573,634
             7,237     Waddell & Reed Financial, Inc.--
                        Class A..............................      127,805
            12,600     Wilmington Trust Corp.................      364,392
                                                              ------------
                                                                 3,259,750
                                                              ------------
            Biotechnology (0.7%):
             7,700     Enzon, Inc. (b).......................      148,148
                                                              ------------
            Broadcasting--Radio & Cable TV (4.4%):
            16,100     Entravision Communications Corp. (b)..      213,325
            10,950     Hispanic Broadcasting Corp. (b).......      204,218
               860     Radio One, Inc.--Class A (b)..........       14,328
            27,620     Radio One, Inc.--Class D (b)..........      455,453
                                                              ------------
                                                                   887,324
                                                              ------------
            Chemicals (1.6%):
            12,000     Fuller (H.B.) Co......................      319,200
                                                              ------------
            Commercial Services (3.0%):
             7,000     Alliance Data Systems (b).............      106,050
            14,640     Iron Mountain, Inc. (b)...............      365,854
            15,200     Perot Systems Corp.--Class A (b)......      141,360
                                                              ------------
                                                                   613,264
                                                              ------------
            Computer Software, Peripherals & Internet (3.5%):
             6,550     Activision, Inc. (b)..................      156,742
            25,900     Concurrent Computer Corp. (b).........       59,052
            16,000     J.D. Edwards & Co. (b)................      148,000
             7,400     Manhattan Associates, Inc. (b)........      100,048
             8,000     ManTech International Corp.--
                        Class A (b)..........................      187,687

                                Security                   Market
           Shares              Description                 Value
           ------ --------------------------------------   ------
           Common Stocks, continued:
           Computer Software, Peripherals & Internet, continued:
           13,100 Manugistics Group, Inc. (b)........... $    36,549
            3,250 SeaChange International, Inc. (b).....      22,328
                                                         -----------
                                                             710,406
                                                         -----------
           Consumer Products (4.1%):
           12,200 Church & Dwight Co., Inc..............     404,430
            6,600 Maytag Corp...........................     152,988
            6,850 The Scotts Co. (b)....................     285,577
                                                         -----------
                                                             842,995
                                                         -----------
           Diversified Electronics (6.0%):
           11,600 Aeroflex, Inc. (b)....................      58,464
           12,059 Avnet, Inc............................     130,117
           31,100 Bell Microproducts, Inc. (b)..........     129,998
            8,700 Diebold, Inc..........................     286,404
            8,300 Jabil Circuit, Inc. (b)...............     122,674
           11,300 KEMET Corp. (b).......................      96,615
            5,500 Lattice Semiconductor Corp. (b).......      34,210
            8,500 Mettler-Toledo International, Inc. (b)     221,000
           16,400 Plexus Corp. (b)......................     151,707
                                                         -----------
                                                           1,231,189
                                                         -----------
           Drugs & Pharmaceuticals (6.2%):
           11,600 AdvancePCS, Inc. (b)..................     261,348
           16,000 Alkermes, Inc. (b)....................     126,240
            4,900 AmerisourceBergen Corp................     349,958
           13,575 Celgene Corp. (b).....................     228,603
            4,800 Cephalon, Inc. (b)....................     195,936
            7,700 NBTY, Inc. (b)........................      99,946
                                                         -----------
                                                           1,262,031
                                                         -----------
           Education & Training (2.9%):
           12,530 DeVry, Inc. (b).......................     233,309
           19,110 ITT Educational Services, Inc. (b)....     358,694
                                                         -----------
                                                             592,003
                                                         -----------
           Energy (0.8%):
           10,000 Arch Coal, Inc........................     165,500
                                                         -----------
           Entertainment (1.8%):
            7,300 International Speedway Corp.--Class A.     290,029
           23,500 Six Flags, Inc. (b)...................      82,720
                                                         -----------
                                                             372,749
                                                         -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


                                   Security                    Market
            Shares                Description                  Value
             ------    -----------------------------------     ------
            Common Stocks, continued:
            Food Products & Services (2.4%):
             6,900    Peet's Coffee & Tea, Inc. (b)........ $     88,320
            11,500    Performance Food Group Co. (b).......      390,540
                                                            ------------
                                                                 478,860
                                                            ------------
            Home Furnishings (1.8%):
            11,100    Ethan Allen Interiors, Inc...........      359,196
                                                            ------------
            Hospitals (2.0%):
            11,200    Community Health Systems, Inc. (b)...      298,256
             3,700    LifePoint Hospitals, Inc. (b)........      115,396
                                                            ------------
                                                                 413,652
                                                            ------------
            Medical & Health Care Products/Services (9.7%):
            20,900    CYTYC Corp. (b)......................      224,048
             4,700    Patterson Dental Co. (b).............      240,546
             9,825    Province Healthcare Co. (b)..........      168,499
             6,200    Quest Diagnostics, Inc. (b)..........      381,486
            10,900    Renal Care Group, Inc. (b)...........      358,501
             5,700    Universal Health Services, Inc. (b)..      291,555
            13,080    Waters Corp. (b).....................      317,190
                                                            ------------
                                                               1,981,825
                                                            ------------
            Metals (0.5%):
             5,500    Timken Co............................       92,125
                                                            ------------
            Oil & Gas Exploration, Equipment & Services (7.4%):
            11,200    Cal Dive International, Inc. (b).....      225,870
             3,700    Core Laboratories N.V. (b)...........       34,669
            36,000    Grey Wolf, Inc. (b)..................      129,600
             2,300    Maverick Tube Corp. (b)..............       20,401
             5,200    National-Oilwell, Inc. (b)...........      100,776
             5,700    Newfield Exploration Co. (b).........      191,463
             4,700    Patterson-UTI Energy, Inc. (b).......      119,897
            10,500    Precision Drilling Corp. (b).........      316,050
             4,050    Stolt Offshore S.A.--ADR (b).........        8,910
             6,500    Stone Energy Corp. (b)...............      211,250
            11,000    Superior Energy Services, Inc. (b)...       71,500
             4,075    Varco International, Inc. (b)........       68,949
                                                            ------------
                                                               1,499,335
                                                            ------------
            Paper Products (0.4%):
            12,300    Buckeye Technologies, Inc. (b).......       90,405
                                                            ------------

                                 Security                   Market
           Shares               Description                 Value
           ------ ---------------------------------------   ------
           Common Stocks, continued:
           Publishing (3.2%):
            3,800 Lee Enterprises, Inc................... $   124,868
            7,300 Martha Stewart Living Omnimedia,
                   Inc. (b)..............................      51,100
            1,500 McClatchy Co.--Class A.................      91,425
            8,500 Scholastic Corp. (b)...................     379,780
                                                          -----------
                                                              647,173
                                                          -----------
           Retail Stores (13.2%):
            8,200 A.C. Moore Arts & Crafts, Inc. (b).....     173,266
           15,600 American Eagle Outfitters, Inc. (b)....     188,136
            5,000 AnnTaylor Stores Corp. (b).............     115,150
           12,100 Barnes & Noble, Inc. (b)...............     256,036
            7,315 BJ's Wholesale Club, Inc. (b)..........     139,058
           15,700 Coach, Inc. (b)........................     401,920
            6,450 Columbia Sportswear Co. (b)............     223,944
            9,500 Electronics Boutique Holdings Corp. (b)     260,775
           19,900 Foot Locker, Inc. (b)..................     198,801
            2,000 Panera Bread Co. (b)...................      54,000
           16,300 Too, Inc. (b)..........................     379,464
           12,400 Williams-Sonoma, Inc. (b)..............     293,012
                                                          -----------
                                                            2,683,562
                                                          -----------
           Semiconductors (3.9%):
           12,100 Asyst Technologies, Inc. (b)...........      73,084
            7,900 Fairchild Semiconductor International,
                   Inc. (b)                                    74,813
           20,550 Microchip Technology, Inc. (b).........     420,248
            7,500 Photon Dynamics, Inc. (b)..............     139,725
           12,900 Skyworks Solutions, Inc. (b)...........      58,437
           36,300 Vitesse Semiconductor Corp. (b)........      24,684
                                                          -----------
                                                              790,991
                                                          -----------
           Telecommunications (0.6%):
           21,200 Cable Design Technologies (b)..........     129,744
                                                          -----------
           Transportation (4.3%):
            5,600 Arkansas Best Corp. (b)................     160,670
            4,100 Roadway Corp...........................     150,388
            6,500 Swift Transportation Co., Inc. (b).....     101,400
            4,500 USFreightways Corp.....................     129,060

                                   Continued

WILLAMETTE FAMILY OF FUNDS
SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


                                Security            Market
                  Shares       Description          Value
                  ------ ------------------------   ------
                  Common Stocks, continued:
                  Transportation, continued:
                  7,966  Werner Enterprises, Inc. $   146,415
                  6,600  Yellow Corp. (b)........     194,751
                                                  -----------
                                                      882,684
                                                  -----------
                     Total Common Stocks
                       (Cost $23,804,219).....     20,456,329
                                                  -----------

                                       Security                    Market
               Shares                 Description                  Value
                 ------        ------------------------------     ------
               Rights/Warrants (0.0%):
               Banking & Financial Services (0.0%):
                2,700        Bank United Corp.--Class A (b).... $       162
                                                                -----------
               Savings & Loan (0.0%):
               20,400        Dime Bancorp, Inc. (b)............       1,836
                                                                -----------
                  Total Rights/Warrants
                    (Cost $0)...............................          1,998
                                                                -----------
                  Total Investments (Cost $23,804,219)
                   (a)--100.5%                                   20,458,327
                  Liabilities in excess of other assets--(0.5)%    (101,810)
                                                                -----------
                  Net Assets--100.0%........................    $20,356,517
                                                                ===========

--------
ADR--American Depositary Receipt
(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 2,654,537
                    Unrealized depreciation....  (6,000,429)
                                                -----------
                    Net unrealized depreciation $(3,345,892)
                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)



                                  Security                   Market
           Shares                Description                 Value
           ------  ---------------------------------------   ------
           Common Stocks (92.8%):
           Broadcasting--Radio & Cable TV (3.0%):
             3,900 Clear Channel Communications, Inc. (b). $  135,525
             5,250 USA Interactive, Inc. (b)..............    101,745
                                                           ----------
                                                              237,270
                                                           ----------
           Communications Equipment (0.9%):
             6,500 NetScreen Technologies, Inc. (b).......     70,525
                                                           ----------
           Computer Networking (5.4%):
             4,200 Brocade Communications Systems,
                    Inc. (b)..............................     31,626
            19,150 Computer Network Technology
                    Corp. (b).............................     96,133
             5,150 Kroll, Inc. (b)........................    102,125
            11,350 NetScout Systems, Inc. (b).............     41,541
            14,150 Overland Storage, Inc. (b).............    153,669
                                                           ----------
                                                              425,094
                                                           ----------
           Computer Services (5.0%):
             4,000 Affiliated Computer Services, Inc. (b).    170,200
             4,100 First Data Corp........................    114,595
             3,850 Fiserv, Inc. (b).......................    108,108
                                                           ----------
                                                              392,903
                                                           ----------
           Computer Software, Peripherals & Internet (31.2%):
             5,300 Adobe Systems, Inc.....................    101,230
             2,900 Altiris, Inc. (b)......................     28,855
             8,000 AOL-Time Warner, Inc. (b)..............     93,600
             8,600 Apple Computer, Inc. (b)...............    124,700
            22,550 Ariba, Inc. (b)........................     30,443
             8,550 ATI Technologies, Inc. (b).............     42,665
             6,800 AutoDesk, Inc..........................     86,156
             7,800 Cadence Design Systems, Inc. (b).......     79,326
             7,850 Computer Associates International, Inc.     75,360
             8,880 Dell Computer Corp. (b)................    208,857
            14,150 DoubleClick, Inc. (b)..................     72,731
             3,000 eBay, Inc. (b).........................    158,430
             3,650 Electronic Data Systems Corp...........     51,027
             8,850 EMC Corp. (b)..........................     40,445
            10,561 Hewlett-Packard Co.....................    123,247
            18,350 Informatica Corp. (b)..................     56,885
             3,100 Infosys Technologies Ltd.--ADR.........    168,019
            17,850 J.D. Edwards & Co. (b).................    165,112
            18,150 Lawson Software, Inc. (b)..............     64,251

                                 Security                   Market
           Shares               Description                 Value
           ------  --------------------------------------   ------
           Common Stocks, continued:
           Computer Software, Peripherals & Internet, continued:
             2,900 Microsoft Corp. (b)................... $  126,701
            14,800 Moldflow Corp. (b)....................     73,112
             6,950 NetIQ Corp. (b).......................    100,775
            11,600 Rational Software Corp. (b)...........     50,112
            18,550 ScanSoft, Inc. (b)....................     61,215
            14,180 VERITAS Software Corp. (b)............    208,587
             5,250 Websense, Inc. (b)....................     60,953
                                                          ----------
                                                           2,452,794
                                                          ----------
           Diversified Electronics (14.8%):
            14,750 Aeroflex, Inc. (b)....................     74,340
            41,800 Agere Systems, Inc.--Class A (b)......     45,980
             5,250 Agilent Technologies, Inc. (b)........     68,565
             6,200 Applied Films Corp. (b)...............     67,828
             4,450 AU Optronics Corp.--ADR (b)...........     24,698
             5,900 Benchmark Electronics, Inc. (b).......    124,195
             5,310 Celestica, Inc. (b)...................     69,561
             9,600 Flextronics International Ltd. (b)....     66,931
             7,800 Jabil Circuit, Inc. (b)...............    115,284
             9,700 LeCroy Corp. (b)......................     86,912
             5,400 Molex, Inc............................    127,008
            11,950 Motorola, Inc.........................    121,651
             7,800 Newport Corp. (b).....................     87,984
             4,200 Synaptics, Inc. (b)...................     20,202
             6,600 Vishay Intertechnology, Inc. (b)......     58,080
                                                          ----------
                                                           1,159,219
                                                          ----------
           Medical & Health Care Products/Services (1.8%):
            14,050 Given Imaging Ltd. (b)................    139,236
                                                          ----------
           Semiconductors (25.1%):
            12,100 Amkor Technology, Inc. (b)............     28,798
             4,700 Analog Devices, Inc. (b)..............     92,590
             9,150 Applied Materials, Inc. (b)...........    105,683
             8,050 ASML Holding N.V. (b).................     49,830
            21,250 Atmel Corp. (b).......................     22,525
            27,750 ChipPAC, Inc. (b).....................     59,357
             3,400 Integrated Device Technology, Inc. (b)     35,496
             8,350 Intel Corp............................    115,982
             3,800 Linear Technology Corp................     78,736
            20,600 LogicVision, Inc. (b).................     50,882
            11,000 LSI Logic Corp. (b)...................     69,850
             5,500 Marvell Technology Group Ltd. (b).....     87,175

                                   Continued

WILLAMETTE FAMILY OF FUNDS
TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


                                 Security                   Market
           Shares               Description                 Value
           ------  --------------------------------------   ------
           Common Stocks, continued:
           Semiconductors, continued:
             6,700 Microchip Technology, Inc. (b)........ $  137,014
            10,640 Micron Technology, Inc. (b)...........    131,616
            12,100 Microtune, Inc. (b)...................     29,161
             3,800 MKS Instruments, Inc. (b).............     41,496
            11,750 Monolithic System Technology, Inc. (b)    117,500
            11,450 OmniVision Technologies, Inc. (b).....     75,456
            12,550 PDF Solutions, Inc. (b)...............     66,390
             1,200 Semtech Corp. (b).....................     11,640
            18,500 Silicon Storage Technology, Inc. (b)..     72,335
            25,675 Taiwan Semiconductor Manufacturing Co.
                    Ltd.--ADR (b)........................    163,035
             9,744 Texas Instruments, Inc................    143,918
            19,650 TriQuint Semiconductor, Inc. (b)......     69,365
            30,426 United Microelectronics--ADR (b)......    107,403
                                                          ----------
                                                           1,963,233
                                                          ----------

                                     Security                    Market
            Shares                  Description                  Value
              ------     -----------------------------------     ------
            Common Stocks, continued:
            Telecommunications (5.6%):
              5,550     CenturyTel, Inc....................... $  124,486
              3,150     Commonwealth Telephone Enterprises,
                         Inc. (b).............................    109,525
              5,050     Powerwave Technologies, Inc. (b)......     17,120
             12,350     TEKELEC (b)...........................    106,581
              5,100     UTStarcom, Inc. (b)...................     77,877
                                                               ----------
                                                                  435,589
                                                               ----------
               Total Common Stocks
                (Cost $12,397,764).........................     7,275,863
                                                               ----------
            Short-Term Investments (7.6%):
            Cash Sweep Account (7.6%):
            592,121     UBOC Sweep Account....................    592,121
                                                               ----------
               Total Short-Term Investments
                (Cost $592,121)............................       592,121
                                                               ----------
               Total Investments (Cost $12,989,885)
                (a)--100.4%................................     7,867,984
               Liabilities in excess of other assets--(0.4)%      (31,740)
                                                               ----------
               Net Assets--100.0%..........................    $7,836,244
                                                               ==========

--------
ADR--American Depositary Receipt

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $    38,433
                    Unrealized depreciation....  (5,160,334)
                                                -----------
                    Net unrealized depreciation $(5,121,901)
                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


                                 Security                  Market
            Shares              Description                Value
            ------  ------------------------------------   ------
            Common Stocks (97.1%):
            Biotechnology (14.0%):
             17,600 Applera Corp. (Celera Genomics
                     Group) (b)......................... $   139,920
             14,800 Array BioPharma, Inc. (b)...........     115,292
             15,600 CollaGenex Pharmaceuticals, Inc. (b)      98,280
             13,600 Cubist Pharmaceuticals, Inc. (b)....      69,496
              3,100 Enzon, Inc. (b).....................      59,644
              9,800 Invitrogen Corp. (b)................     333,886
              4,077 Monsanto Co.........................      62,337
             16,900 Protein Design Labs, Inc. (b).......     140,270
             21,800 Scios, Inc. (b).....................     554,810
             32,500 SICOR, Inc. (b).....................     494,325
                                                         -----------
                                                           2,068,260
                                                         -----------
            Drugs & Pharmaceuticals (47.0%):
              6,000 AdvancePCS, Inc. (b)................     135,180
             32,600 Affymetrix, Inc. (b)................     678,080
              3,700 AmerisourceBergen Corp..............     264,254
              2,700 Biovail Corp.--ADR (b)..............      66,663
              9,400 Caremark Rx, Inc. (b)...............     159,800
              5,500 Galen Holdings PLC--ADR.............     125,949
              9,500 Genentech, Inc. (b).................     309,985
              8,300 ICN Pharmaceuticals, Inc............      75,198
             14,600 IDEC Pharmaceuticals Corp. (b)......     606,192
             13,200 Impax Laboratories, Inc. (b)........      64,152
              9,484 Johnson & Johnson...................     512,895
             29,100 King Pharmaceuticals, Inc. (b)......     528,747
             14,600 Medarex, Inc. (b)...................      48,910
              6,300 MedImmune, Inc. (b).................     131,796
             23,200 Mylan Laboratories, Inc.............     759,568
             10,000 Omnicare, Inc.......................     211,200
              4,700 OSI Pharmaceuticals, Inc. (b).......      79,759
             11,225 Pfizer, Inc.........................     325,750
             23,900 Pharmacia Corp......................     929,233
             13,800 Sepracor, Inc. (b)..................      72,312
             13,800 Shire Pharmaceuticals Group PLC (b).     341,826
              2,200 Teva Pharmaceutical Industries
                     Ltd.--ADR..........................     147,400
              8,200 Trimeris, Inc. (b)..................     366,130
                                                         -----------
                                                           6,940,979
                                                         -----------

                                 Security                     Market
         Shares                 Description                   Value
         ------  -----------------------------------------   ------
         Common Stocks, continued:
         Hospitals (8.2%):
          10,000 Community Health Systems, Inc. (b)....... $   266,300
           3,200 HCA, Inc.................................     152,352
          13,200 Health Management Associates, Inc.--
                  Class A (b).............................     266,904
          12,300 LifePoint Hospitals, Inc. (b)............     383,612
          10,300 Select Medical Corp. (b).................     147,290
                                                           -----------
                                                             1,216,458
                                                           -----------
         Insurance (3.2%):
           7,400 Anthem, Inc. (b).........................     481,000
                                                           -----------
         Medical & Health Care Products/Services (24.7%):
           9,400 Baxter International, Inc................     287,170
           3,100 Biomet, Inc..............................      82,553
           6,400 Express Scripts, Inc.-- Class A (b)......     348,928
          15,800 Fisher Scientific International, Inc. (b)     479,530
           5,657 Laboratory Corporation of America
                  Holdings (b)............................     191,093
           9,500 Lincare Holdings, Inc. (b)...............     294,880
          12,000 Medtronic, Inc...........................     505,440
          12,800 Priority Healthcare Corp.--Class B (b)...     322,560
           4,000 Quest Diagnostics, Inc. (b)..............     246,120
           6,700 Respironics, Inc. (b)....................     214,467
          22,800 TheraSense, Inc. (b).....................     318,288
          72,300 WebMD Corp. (b)..........................     365,115
                                                           -----------
                                                             3,656,144
                                                           -----------
            Total Common Stocks
             (Cost $18,044,063)........................     14,362,841
                                                           -----------
         Short-Term Investments (3.4%):
         Cash Sweep Account (3.4%):
         507,917 UBOC Sweep Account.......................     507,917
                                                           -----------
            Total Short-Term Investments
             (Cost $507,917)...........................        507,917
                                                           -----------
            Total Investments (Cost $18,551,980)
             (a)--100.5%...............................     14,870,758
            Liabilities in excess of other assets--(0.5)%      (68,771)
                                                           -----------
            Net Assets--100.0%.........................    $14,801,987
                                                           ===========

                                   Continued

WILLAMETTE FAMILY OF FUNDS
GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


--------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   956,502
                    Unrealized depreciation....  (4,637,724)
                                                -----------
                    Net unrealized depreciation $(3,681,222)
                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2002
                                  (Unaudited)



1.Organization:

  The Willamette Funds (the "Trust") were organized as a Delaware business trust on January 17, 2001 and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers four managed investment portfolios and is authorized to issue an unlimited number of shares without par value. The accompanying financial statements and financial highlights are those of the Willamette Value Fund ("Value Fund"), the Willamette Small Cap Growth Fund ("Small Cap Growth Fund"), the Willamette Technology Fund ("Technology Fund"), and the Willamette Global Health Sciences Fund ("Global Health Sciences Fund") (individually referred to as a "Fund" and collectively, the "Funds").

2.Significant Accounting Principles:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with the accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  Securities are valued at the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. Eastern time on the days the Exchange is open. Equity securities are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are primarily traded. Listed securities for which last sales prices are not available are valued at the most recent bid. Securities for which recent market quotations are not readily available are valued at their fair value in the best judgement of the Adviser or Sub-Adviser under the guidelines established by the Trust's Board of Trustees. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents.

  Securities Transactions and Related Income:

  Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of each applicable country's fair values and rates.

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2002
                                  (Unaudited)



  Expenses:

  Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds are prorated to the Funds on the basis of relative net assets or other appropriate basis.

  Organization Costs:

  All expenses in connection with the Value Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized straight-line over a period of 5 years commencing with the date of the initial public offering.

  On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operations subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were paid by Willamette Asset Managers, Inc.

  Dividends to Shareholders:

  The Value Fund intends to declare its net investment income, if any, quarterly as a dividend. The Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund intend to declare their net investment income, if any, annually as dividends. Net realized capital gains for each Fund, if any, are declared and distributed at least annually, normally in December of each year.

  Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

3.Related Party Transactions:

  Investment advisory services are provided by Willamette Asset Managers, Inc. (the "Adviser"). The Adviser is an affiliate of Phillips & Company Securities, Inc. ("Phillips"), a registered broker-dealer. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly based upon each Fund's average daily net assets, at the annual rate of 1.00% for the Value Fund and 1.20% for the Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund.

  For each of the Funds, the Adviser has retained a Sub-Adviser to provide portfolio management services. The Adviser pays the fees of each Sub-Adviser, at no additional cost to a Fund. The Sub-Adviser for each of the Funds, are as follows: Value Fund and Small Cap Growth Fund, Bank of New York; Technology Fund, U.S. Bancorp Asset Management, Inc.; Global Health Sciences Fund, Credit Suisse Asset Management, LLC.

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2002
                                  (Unaudited)



  BISYS Fund Services Limited Partnership (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the distributor to the Funds. Pursuant to the Funds' Distribution and Shareholder Service Plan (the "12b-1 Plan"), the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of each Fund for services provided under the 12b-1 Plan. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing. The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended September 30, 2002, BISYS received $227,044 from commissions earned on sales of shares of the Funds, of which $29,227 was re-allowed to affiliates.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Funds as Administrator and Fund Accountant under the Administration and Fund Accounting Agreements. BISYS Ohio, receives a fee based on a percentage of each Funds average daily net assets, plus certain out of pocket expenses.

  For its services as Administrator, BISYS Ohio receives an annual fee of 0.20% of each Fund's average daily net assets.

  BISYS Fund Services, Inc. serves the Funds as Transfer Agent.

  For its services as Fund Accountant, BISYS Ohio receives an annual fee of 0.03% of each Fund's average daily net assets, subject to a minimum of $30,000 per year, plus certain out of pocket expenses.

4.Purchases and Sales of Securities:

  Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 2002 were as follows:

                                           Purchases    Sales
                                           ---------- ----------
               Value Fund................. $2,554,365 $1,502,706
               Small Cap Growth Fund......  3,335,898  3,607,653
               Technology Fund............  5,983,455  7,439,393
               Global Health Sciences Fund  4,076,327  5,438,707

5.Federal Tax Information:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2002
                                  (Unaudited)



6.Investment Risks:

  Risks of Technology Related Companies:

  Because the Technology Fund invests primarily in stocks of technology-related companies, it is particular susceptible to risks associated with these companies. The Fund's performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

  Risks of Health Sciences Companies:

  Because the Global Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Fund's performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

  Foreign Securities Risk:

  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Funds, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. A Fund's investments in foreign securities may include investments in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights

                                                 Six Months
                                                    Ended           Year Ended March 31,      Period Ended
                                                September 30,   ---------------------------    March 31,
                                                    2002          2002      2001      2000      1999(a)
                                                -------------   -------   -------   -------   ------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period...........    $  9.28      $  9.12   $  9.65   $ 10.11     $ 10.00
                                                   -------      -------   -------   -------     -------
Investment Activities
   Net investment income (loss)................      (0.02)       (0.07)    (0.02)     0.01          --
   Net realized/unrealized gains (losses) on
     investment transactions...................      (2.66)        0.23     (0.49)    (0.10)       0.11
                                                   -------      -------   -------   -------     -------
       Total from investment activities........      (2.68)        0.16     (0.51)    (0.09)       0.11
                                                   -------      -------   -------   -------     -------
Distributions
   Tax return of capital.......................         --           --     (0.01)       --          --
   In excess of net investment income..........         --           --        --     (0.01)         --
   Net realized gains on investment
     transactions..............................         --           --     (0.01)    (0.36)         --
                                                   -------      -------   -------   -------     -------
       Total distributions.....................         --           --     (0.02)    (0.37)         --
                                                   -------      -------   -------   -------     -------
Net Asset Value, End of Period.................    $  6.60      $  9.28   $  9.12   $  9.65     $ 10.11
                                                   =======      =======   =======   =======     =======
Total Return (excludes sales charge)...........     (28.88)%(b)    1.75%    (5.23)%   (0.98)%      1.11%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's)...........    $ 8,827      $11,826   $12,879   $15,872     $14,965
   Ratio of net expenses to average net assets.       3.40%(c)     3.13%     2.90%     2.75%       2.90%(c)
   Ratio of net investment income (loss) to
     average net assets........................      (0.53)%(c)   (0.71)%   (0.22)%    0.03%       0.02%(c)
   Ratio of gross expenses to average net
     assets*...................................       3.40%(c)     3.13%     2.90%     3.02%       3.20%(c)
   Portfolio turnover..........................      13.48%       30.41%    66.29%    79.63%       0.39%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period May 26, 1998 (commencement of operations) through March 31, 1999.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights

                                                          Six Months
                                                             Ended       Year Ended March 31, Period Ended
                                                         September 30,   -----------------     March 31,
                                                             2002          2002       2001      2000(a)
                                                         -------------   -------    -------   ------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period....................    $ 12.54      $ 12.93    $ 19.94     $ 10.00
                                                            -------      -------    -------     -------
Investment Activities
   Net investment loss..................................      (0.15)       (0.26)     (0.28)      (0.25)
   Net realized/unrealized gains (losses) on investment
     transactions.......................................      (3.42)        0.73      (4.82)      10.38
                                                            -------      -------    -------     -------
       Total from investment activities.................      (3.57)        0.47      (5.10)      10.13
                                                            -------      -------    -------     -------
Distributions
   Net realized gains on investment transactions........         --        (0.86)     (1.91)      (0.19)
                                                            -------      -------    -------     -------
Net Asset Value, End of Period..........................    $  8.97      $ 12.54    $ 12.93     $ 19.94
                                                            =======      =======    =======     =======
Total Return (excludes sales charge)....................     (28.47)%(b)    4.02%    (26.77)%    101.67%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's)....................    $20,357      $31,528    $30,011     $38,634
   Ratio of net expenses to average net assets..........       2.95%(c)     2.64%      2.58%       2.82%(c)
   Ratio of net investment loss to average net assets...      (2.56)%(c)   (2.09)%    (1.85)%     (2.26)%(c)
   Ratio of gross expenses to average net assets*.......       3.15%(c)     2.84%      2.58%       2.93%(c)
   Portfolio turnover...................................      12.83%       52.13%     45.13%      55.15%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period April 5, 1999 (commencement of operations) through March 31, 2000.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights
               Adjusted for 1:5 reverse split on April 13, 2001

                                                        Six Months
                                                           Ended       Year Ended March 31, Period Ended
                                                       September 30,   -----------------     March 31,
                                                           2002          2002       2001      2000(a)
                                                       -------------   -------    -------   ------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period..................    $  8.00      $ 10.22    $ 44.75     $ 50.00
                                                          -------      -------    -------     -------
Investment Activities
   Net investment loss................................      (0.12)       (0.22)     (0.56)      (0.05)
   Net realized/unrealized losses on investment
     transactions.....................................      (3.79)       (2.00)    (33.95)      (5.20)
                                                          -------      -------    -------     -------
       Total from investment activities...............      (3.90)       (2.22)    (34.51)      (5.25)
                                                          -------      -------    -------     -------
Distributions
   In excess of net realized gains on investment
     transactions.....................................         --           --      (0.02)         --
                                                          -------      -------    -------     -------
Net Asset Value, End of Period........................    $  4.10      $  8.00    $ 10.22     $ 44.75
                                                          =======      =======    =======     =======
Total Return (excludes sales charge)..................     (48.75)%(b)  (21.72)%   (77.19)%    (10.50)%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's)..................    $ 7,836      $16,763    $12,671     $32,719
   Ratio of net expenses to average net assets........       3.87%(c)     3.26%      2.84%       2.77%(c)
   Ratio of net investment loss to average net assets.      (3.72)%(c)   (3.01)%    (2.48)%     (1.51)%(c)
   Ratio of gross expenses to average net assets*.....       4.37%(c)     3.68%      2.84%       2.97%(c)
   Portfolio turnover.................................      52.08%      360.05%    199.34%      11.14%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period March 2, 2000 (commencement of operations) through March 31, 2000.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights

                                                                       Six Months
                                                                          Ended       Year Ended Period Ended
                                                                      September 30,   March 31,   March 31,
                                                                          2002           2002      2001(a)
                                                                      -------------   ---------- ------------
                                                                       (Unaudited)
Net Asset Value, Beginning of Period.................................    $  9.28       $  8.71     $ 10.00
                                                                         -------       -------     -------
Investment Activities
   Net investment loss...............................................      (0.13)        (0.24)      (0.18)
   Net realized/unrealized gains (losses) on investments and foreign
     currency transactions...........................................      (2.16)         0.94       (1.07)
                                                                         -------       -------     -------
       Total from investment activities..............................      (2.29)         0.70       (1.25)
                                                                         -------       -------     -------
Distributions
   Net realized gains on investments and foreign currency
     transactions....................................................         --         (0.13)      (0.04)
                                                                         -------       -------     -------
Net Asset Value, End of Period.......................................    $  6.99       $  9.28     $  8.71
                                                                         =======       =======     =======
Total Return (excludes sales charge).................................     (24.68)%(b)     7.94%     (12.58)%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's).................................    $14,802       $22,255     $20,712
   Ratio of net expenses to average net assets.......................       3.30%(c)      2.85%       2.90%(c)
   Ratio of net investment loss to average net assets................      (3.05)%(c)    (2.46)%     (2.30)%(c)
   Ratio of gross expenses to average net assets*....................       3.50%(c)      3.05%       2.93%(c)
   Portfolio turnover................................................      23.80%        68.38%      52.37%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period June 19, 2000 (commencement of operations) through March 31, 2001.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
One Pacific Square
220 N.W. 2nd Avenue, Suite 950
Portland, Oregon 97209

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 15th Floor
San Francisco, California 94111

WIL-0004 (9/30/02)
                                  WILLAMETTE
                                    FAMILY
                                   OF FUNDS

                               [LOGO] WILLAMETTE
                                 Asset Managers

                              Investment Adviser


                              SEMI-ANNUAL REPORT

                              September 30, 2002


                       This material must be preceded or
                     accompanied by a current prospectus.

                             The Willamette Funds